LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
SCHEDULE OF LEASE COST AND OTHER SUPPLEMENT LEASE INFORMATION

The following table presents net lease cost and other supplemental lease information:

Nine Months Ended September 30, 2021
Lease cost
Operating lease cost (cost resulting from lease payments)	$80,251
Short term lease cost	29,329
Net lease cost	$109,580

Operating lease – operating cash flows (fixed payments)	$80,251
Operating lease – operating cash flows (liability reduction)	$72,639
Non-current leases – right of use assets	$268,096
Current liabilities – operating lease liabilities	$166,709
Non-current liabilities – operating lease liabilities	$107,899

The following table presents net lease cost and other supplemental lease information:

Year Ended December 31, 2020
Lease cost
Operating lease cost (cost resulting from lease payments)	$6,362
Short term lease cost	36,983
Net lease cost	$43,345

Operating lease – operating cash flows (fixed payments)	$6,362
Operating lease – operating cash flows (liability reduction)	$5,712
Non-current leases – right of use assets	$13,426
Current liabilities – operating lease liabilities	$8,989
Non-current liabilities – operating lease liabilities	$4,693

SCHEDULE OF FUTURE MINIMUM UNDER NON-CANCELLABLE LEASES FOR OPERATING LEASES

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the nine months ended September 30, 2021, are as follows:

Fiscal Year	Operating Leases
2021 (excluding the nine months ended September 30, 2021)	$44,638
2022	178,273
2023	66,738
Total future minimum lease payments	289,649
Amount representing interest	(15,041)
Present value of net future minimum lease payments	$274,608

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the year ended December 31, 2020, are as follows:

Fiscal Year	Operating Leases
2021	$9,543
2022	4,772
Total future minimum lease payments	14,315
Amount representing interest	(633)
Present value of net future minimum lease payments	$13,682